Related Party Transactions Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Due to related parties, current	$ 441,570	$ 840,450
Accounts payable and accrued liabilities, current	103,457	41,640
Consulting revenue	689,279	264,352
Loans receivable, current	75,775	110,910
Consulting fees	17,320	100,999
Chief Executive Officer
Due to related parties, current	441,570	823,132
Consulting revenue	174,635	246,928
Loans receivable, current	2,504	79,863
Former president
Accounts payable and accrued liabilities, current	4,216
Loans receivable, current	75,775	110,910
President
Due to related parties, current		17,318
Consulting fees	$ 9,573	$ 8,947